Unaudited Summarized Consolidated Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Unaudited Quarterly Financial Information [Line Items]
Summarized unaudited consolidated quarterly information
Aimco’s summarized unaudited consolidated quarterly information for 2012 and 2011 is provided below (in thousands, except per share amounts).

	Quarter (1)
2012	First	Second	Third	Fourth
Total revenues	$252,610	$253,908	$260,684	$265,995
Total operating expenses	(212,415)	(205,544)	(209,940)	(205,138)
Operating income	40,195	48,364	50,744	60,857
(Loss) income from continuing operations	(22,532)	(7,377)	5,943	9,060
Income from discontinued operations, net	33,179	41,508	47,392	88,188
Net income	10,647	34,131	53,335	97,248
(Loss) income attributable to Aimco common stockholders	(10,609)	523	24,163	67,928
Earnings (loss) per common share - basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.30)	$(0.27)	$(0.06)	$—
Net (loss) income attributable to Aimco common stockholders	$(0.09)	$—	$0.17	$0.47
Weighted average common shares outstanding - basic and diluted	120,526	127,395	144,959	145,035

	Quarter (1)
2011	First	Second	Third	Fourth
Total revenues	$242,761	$242,868	$247,838	$248,452
Total operating expenses	(210,126)	(199,930)	(208,884)	(209,822)
Operating income	32,635	42,938	38,954	38,630
Loss from continuing operations	(31,215)	(43,859)	(25,448)	(35,081)
Income from discontinued operations, net	3,938	16,888	30,106	26,507
Net (loss) income	(27,277)	(26,971)	4,658	(8,574)
Loss attributable to Aimco common stockholders	(31,773)	(33,177)	(14,800)	(23,411)
Loss per common share - basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$(0.32)	$(0.36)	$(0.26)	$(0.28)
Net loss attributable to Aimco common stockholders	$(0.27)	$(0.28)	$(0.12)	$(0.19)
Weighted average common shares outstanding - basic and diluted	117,320	119,156	120,339	120,433

AIMCO PROPERTIES, L.P
Schedule of Unaudited Quarterly Financial Information [Line Items]
Summarized unaudited consolidated quarterly information

	Quarter (1)
2012	First	Second	Third	Fourth
Total revenues	$252,610	$253,908	$260,684	$265,995
Total operating expenses	(212,415)	(205,544)	(209,940)	(205,138)
Operating income	40,195	48,364	50,744	60,857
(Loss) income from continuing operations	(22,532)	(7,377)	5,943	9,060
Income from discontinued operations, net	33,179	41,508	47,392	88,188
Net income	10,647	34,131	53,335	97,248
(Loss) income attributable to the Partnership’s common unitholders	(11,346)	578	25,774	72,190
Loss per common unit - basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.30)	$(0.27)	$(0.06)	$—
Net loss attributable to the Partnership’s common unitholders	$(0.09)	$—	$0.17	$0.47
Weighted average common units outstanding - basic and diluted	128,729	135,622	152,997	153,107

	Quarter (1)
2011	First	Second	Third	Fourth
Total revenues	$242,761	$242,868	$247,838	$248,452
Total operating expenses	(210,126)	(199,930)	(208,884)	(209,822)
Operating income	32,635	42,938	38,954	38,630
Loss from continuing operations	(31,003)	(43,635)	(24,625)	(35,041)
Income from discontinued operations, net	3,938	16,888	30,106	26,507
Net (loss) income	(27,065)	(26,747)	5,481	(8,534)
Loss attributable to the Partnership’s common unitholders	(33,944)	(35,373)	(15,012)	(25,036)
Loss per common unit - basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(0.32)	$(0.37)	$(0.27)	$(0.30)
Net loss attributable to the Partnership’s common unitholders	$(0.27)	$(0.28)	$(0.12)	$(0.19)
Weighted average common units outstanding - basic and diluted	125,773	127,577	128,656	128,933

(1)	Certain reclassifications have been made to 2012 and 2011 quarterly amounts to conform to the full year 2012 presentation, primarily related to treatment of discontinued operations.